Financial Statement Schedule I - STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements
Net income	$ 166,555	$ 242,431	$ 102,983
Other comprehensive income (loss) (net of tax of nil):
Foreign currency translation adjustment	319	(50,577)	39,305
Comprehensive income attributable to Canadian Solar Inc.	172,127	180,955	137,352
Reportable Legal Entities [Member] | Parent Company
Condensed Financial Statements
Net income	171,585	237,070	99,572
Other comprehensive income (loss) (net of tax of nil):
Foreign currency translation adjustment	542	(56,115)	37,780
Comprehensive income attributable to Canadian Solar Inc.	$ 172,127	$ 180,955	$ 137,352